Stock-Based Compensation	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

21. Stock-Based Compensation

The Company has a number of stock-based compensation plans as incentive plans for directors, executive officers, corporate auditors and selected employees.

Stock-option program

Since fiscal 2009, the Company has granted stock acquisition rights with a vesting period 1.92 years and an exercise period 9.92 years from grant date. The acquisition rights were to purchase the Company’s common stock at a specified exercise price and were distributed to directors, executive officers, corporate auditors and certain employees of the Company, subsidiaries and capital tie-up companies such as affiliated companies. The Company did not grant stock options in fiscal 2017, 2018 and 2019.

A summary of the Company’s stock acquisition rights is as follows:

Years ended March 31,	Exercise period	Number of shares granted*	Exercise price*
			Yen
2009	From July 18, 2010 to June 24, 2018	1,479,000	1,689

*	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

For the stock-option programs, the exercise prices, which are determined by a formula linked to the price of the Company’s common stock on the Tokyo Stock Exchange, are equal or greater than the fair market value of the Company’s common stock at the grant dates.

The following table summarizes information about the activity of these stock options for fiscal 2019:

	Number of shares*2	Weighted average exercise price*1*2	Weighted average remaining contractual life	Aggregate intrinsic value
		Yen	Years	Millions of yen
Outstanding at beginning of the year	430,600	1,689
Exercised	(133,400)	1,689
Forfeited or expired	(297,200)	1,689

Outstanding at end of year	0	0	0	0

Exercisable at end of year	0	0	0	0

*1	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.
*2	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

The Company received ¥81 million, ¥656 million and ¥225 million in cash from the exercise of stock options during fiscal 2017, 2018 and 2019, respectively.

The total intrinsic value of options exercised during fiscal 2017, 2018 and 2019 was ¥6 million, ¥118 million and ¥25 million, respectively.

In fiscal 2017, 2018 and 2019, the Company did not recognize any stock-based compensation costs of its stock-option program. As of March 31, 2019, the Company had no unrecognized compensation costs.

Stock compensation program

The Company maintains a stock compensation program for directors, executive officers and group executives of the Company. In July 2014, the Company changed the way of provision of the compensation for retiree to provide these shares through the Board Incentive Plan Trust by a resolution of the Compensation Committee. The Board Incentive Plan Trust purchases the Company’s common shares including future granting shares by an entrusted fund which the Company set in advance. The Company holds those shares as entrusted assets, separately from other treasury stock which the Company holds.

Under the program, points are granted annually to directors, executive officers and group executives of the Company based upon the prescribed standards of the Company. Upon retirement, eligible directors, executive officers and group executives receive a certain number of the Company’s common shares calculated by translating each point earned by that retiree to one common share.

In fiscal 2019, the Company granted 289,750 points, and 225,076 points were settled for individuals who retired during fiscal 2019. Total points outstanding under the stock compensation program as of March 31, 2019 were 1,516,158 points. The points were adjusted for the 10-for-1 stock split implemented on April 1, 2013.

During fiscal 2017, 2018 and 2019, the Company recognized stock-based compensation costs of its stock compensation program in the amount of ¥611 million, ¥701 million and ¥413 million, respectively.